TrueShares Low Volatility Equity Income ETF
Schedule of Investments
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 6.9%
Lockheed Martin Corp.	5,739	$2,712,997
Raytheon Technologies Corp.	20,874	2,044,191
		4,757,188
Agriculture - 10.8%
Altria Group, Inc.	59,994	2,676,932
British American Tobacco PLC - ADR (a)	54,376	1,909,685
Philip Morris International, Inc.	28,925	2,812,956
		7,399,573
Banks - 3.1%
JPMorgan Chase & Co.	16,121	2,100,728

Diversified Financial Services - 10.4%
CME Group, Inc.	12,742	2,440,348
The Charles Schwab Corp.	49,836	2,610,410
Visa, Inc. - Class A	9,099	2,051,461
		7,102,219
Electric - 11.9%
American Electric Power Co., Inc.	34,472	3,136,607
FirstEnergy Corp.	71,245	2,854,075
WEC Energy Group, Inc.	23,039	2,183,867
		8,174,549
Food - 3.1%
The Kroger Co.	42,933	2,119,602

Healthcare Products - 4.2%
Medtronic PLC (a)	35,343	2,849,353

Healthcare Services - 4.1%
UnitedHealth Group, Inc.	6,013	2,841,684

Oil & Gas - 11.5%
Chevron Corp.	16,823	2,744,840
Coterra Energy, Inc.	59,832	1,468,277
Devon Energy Corp.	14,701	744,018
Exxon Mobil Corp.	26,883	2,947,989
		7,905,124
Pharmaceuticals - 7.3%
AbbVie, Inc.	13,469	2,146,555
Johnson & Johnson	18,508	2,868,740
		5,015,295
Pipelines - 3.5%
Kinder Morgan, Inc.	137,514	2,407,870

Retail - 6.2%
Genuine Parts Co.	12,543	2,098,569
Target Corp.	12,921	2,140,106
		4,238,675
Semiconductors - 3.1%
Analog Devices, Inc.	10,771	2,124,257

Software - 2.1%
Microsoft Corp.	5,061	1,459,086

Telecommunications - 8.5%
AT&T, Inc.	142,230	2,737,928
Verizon Communications, Inc.	79,292	3,083,665
		5,821,593
Transportation - 1.2%
United Parcel Service, Inc. - Class B	4,248	824,070
TOTAL COMMON STOCKS (Cost $65,408,847)		67,140,866

MONEY MARKET FUNDS - 1.8%
First American Treasury Obligations Fund - Class X, 4.72% (b)	1,253,293	1,253,293
TOTAL MONEY MARKET FUNDS (Cost $1,253,293)		1,253,293

TOTAL INVESTMENTS (Cost $66,662,140) - 99.7%		68,394,159
Other assets and liabilities, net - 0.3%		173,020
TOTAL NET ASSETS - 100.0%		$68,567,179

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Foreign issued security.
(b)	The rate shown is the seven day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$67,140,866	$-	$-	$67,140,866
Money Market Funds	1,253,293	-	-	1,253,293
Total Investments - Assets	$68,394,159	$-	$-	$68,394,159

*See Schedule of Investments for industry classifications.